Off-balance Sheet Commitments - Schedule of Off-balance Sheet Commitments (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 2,812
IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,812
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,081
Less than One Year [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,081
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,731
1-3 years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,731
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 0